Other operating income	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income

Note   24.               Other operating income

	12 months ended December 31,
USD'000	2022	2021	2020
Accounts payable write-off	1,899	—	—
Other operating income - other	108	91	—
Total other operating income	2,007	91	—

The accounts payable write-off relates to a liability recorded in 2013 by WISeKey Semiconductors SAS which the creditor in insolvency can no longer claim.

Note 25. Other operating income Other operating income consisted mainly of a release of accruals for tax liabilities amounting to USD 91,193.
SEALS Corp
Other operating income	25. Other operating income The other operating income relates to a liability written off after expiry of the statute of limitation.